Document and Entity Information	0 Months Ended
Dec. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2014
Registrant Name	US GLOBAL INVESTORS FUNDS
Central Index Key	0000101507
Amendment Flag	false
Document Creation Date	Apr. 30, 2015
Document Effective Date	May 01, 2015
Prospectus Date	May 01, 2015
Institutional Class Prospectus | Gold and Precious Metals Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	USEIX
Institutional Class Prospectus | World Precious Minerals Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	UNWIX
Institutional Class Prospectus | Global Resources Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	PIPFX
Institutional Class Prospectus | Emerging Europe Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	EURIX
Investor Class Prospectus | Gold and Precious Metals Fund | Gold and Precious Metals Fund
Risk/Return:
Trading Symbol	USERX
Investor Class Prospectus | World Precious Minerals Fund | World Precious Minerals Fund
Risk/Return:
Trading Symbol	UNWPX
Investor Class Prospectus | Global Resources Fund | Global Resources Fund
Risk/Return:
Trading Symbol	PSPFX
Investor Class Prospectus | Emerging Europe Fund | Emerging Europe Fund
Risk/Return:
Trading Symbol	EUROX
Investor Class Prospectus | All American Equity Fund | All American Equity Fund
Risk/Return:
Trading Symbol	GBTFX
Investor Class Prospectus | Holmes Macro Trends Fund | Holmes Macro Trends Fund
Risk/Return:
Trading Symbol	MEGAX
Investor Class Prospectus | China Region Fund | China Region Fund
Risk/Return:
Trading Symbol	USCOX
Investor Class Prospectus | Near-Term Tax Free Fund | Near-Term Tax Free Fund
Risk/Return:
Trading Symbol	NEARX
Investor Class Prospectus | U.S. Government Securities Ultra-Short Bond Fund | U.S. Government Securities Ultra-Short Bond Fund
Risk/Return:
Trading Symbol	UGSDX